Loan Receivable (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Oct. 04, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 27, 2024	Aug. 02, 2024	Feb. 28, 2024
Loan Receivable
Outstanding balance of loan receivable		$ 4,244		$ 3,669	$ 819
Interest income		52	$ 19	123	10
Unsecured promissory note
Loan Receivable
Loan to Iris	$ 1,500					$ 5,000	$ 3,500	$ 2,500
Period for note payable	30 days
Interest rate	5.00%
Outstanding balance of loan receivable		4,200		3,700	800
Interest income		$ 100		100
Unsecured promissory note | Maximum
Loan Receivable
Loan to Iris	$ 1,500					$ 5,000	$ 3,500	$ 2,500
Interest income				$ 100	$ 100